Dividends on ordinary shares and preference shares (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) dividend £ / shares	Dec. 31, 2023 GBP (£) dividend £ / shares	Dec. 31, 2022 GBP (£) £ / shares
Dividends paid, ordinary shares	£ 1,782	£ 1,348	£ 200
Number of interim dividends paid | dividend	1	1
Dividends paid on ordinary shares (in GBP per share) | £ / shares	£ 0.76	£ 0.58	£ 0.09
Dividends on preference shares and other shareholders equity	£ 41	£ 40	£ 31
Ordinary share capital
Dividends paid, ordinary shares	1,782	1,348	200
Dividends paid, relating to prior years	852	700	200
Dividends, interim	930	648	0
Dividends approved but not recognised	1,195
Preference share capital
Dividends on preference shares and other shareholders equity	£ 41	£ 40	£ 31
Euro preference shares
Dividends paid on preference shares (in GBP per share) | £ / shares	£ 384.56	£ 333.36	£ 53.42
US Dollar preference shares
Dividends paid on preference shares (in GBP per share) | £ / shares	£ 493.20	£ 499.58	£ 511.27